Earnings per Share - Schedule of Income and Share Data Used in Basic and Diluted EPS Calculation (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [line items]
Profit attributable to ordinary equity holders of the parent (in EUR thousand)	€ 145,631	€ 142,849	€ 134,321
Weighted average number of ordinary shares for basic EPS	264,951,368	264,699,481	252,670,872
Weighted average number of ordinary shares adjusted for the effect of dilution	264,977,547	264,701,062	252,690,321
Basic earnings per common share (in EUR)	€ 0.55	€ 0.54	€ 0.53
Diluted earnings per common share (in EUR)	€ 0.55	€ 0.54	€ 0.53
Share Based Incentive Plans
Earnings per share [line items]
Effects of dilution	20,899		19,449
Remuneration in Shares
Earnings per share [line items]
Effects of dilution	5,281	1,581